November 9, 2017

EDGAR CORRESPONDENCE

U.S. Securities & Exchange Commission
Division of Investment Management
450 5th Street, NW
Washington, DC 20549

Re:	Caldwell & Orkin Funds Inc (“Registrant”)
SEC File No. 033-35156 and 811-06113
Accession No.: 0001398344-17-014038

Ladies and Gentlemen:

On behalf of the Registrant, attached herewith for filing pursuant to paragraph (e) of Rule 497 under the Securities Act of 1933, as amended (the “1933 Act”), please find exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information filed with the U.S. Securities and Exchange Commission in a supplement, dated November 1, 2017, to the Prospectus for the Caldwell & Orkin Market Opportunity Fund.

If you have any questions or would like further information, please contact me at (513) 587-3433.

Sincerely,

/s/ Benjamin V. Mollozzi

Benjamin V. Mollozzi
Secretary to the Registrant

Ultimus Fund Solutions, LLC  |  225 Pictoria Drive, Suite 450  |  Cincinnati, OH 45246  |  513.587.3400  |  fax 513.587.3450
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